CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents ($1,157 and $948 attributable to our VIEs)	$ 1,513	$ 1,227
Restricted cash ($3,040 and $3 attributable to our VIEs)	3,113	58
Receivables, net ($76 and $63 attributable to our VIEs)	160	134
Due from affiliates, net ($64 and $33 attributable to our VIEs)	64	34
Prepayments and other current assets ($61 and $46 attributable to our VIEs)	118	121
Inventories ($7 and $7 attributable to our VIEs)	20	21
Current assets held for sale ($0 and $364 attributable to our VIEs)	0	364
Total current assets	4,988	1,959
Property and equipment, net ($2,537 and $2,607 attributable to our VIEs)	7,446	7,584
Goodwill ($206 and $206 attributable to our VIEs)	1,608	1,608
Intangible assets other than goodwill ($191 and $206 attributable to our VIEs)	433	498
Restricted cash ($5 and $9 attributable to our VIEs)	5	109
Deferred charges and other assets ($240 and $253 attributable to our VIEs)	414	448
Total assets	14,894	12,206
Current liabilities
Accounts payable ($143 and $124 attributable to our VIEs)	215	161
Due to affiliates ($94 and $15 attributable to our VIEs)	112	16
Accrued expenses and other current liabilities ($312 and $232 attributable to our VIEs)	664	550
Accrued restructuring and support expenses	6,601	905
Interest payable ($14 and $37 attributable to our VIEs)	67	131
Current portion of long-term debt ($21 and $70 attributable to our VIEs)	89	187
Current liabilities held for sale ($0 and $66 attributable to our VIEs)	0	66
Total current liabilities	7,748	2,016
Long-term debt ($2,254 and $2,267 attributable to our VIEs)	6,749	6,777
Deferred income taxes ($0 and $13 attributable to our VIEs)	1,722	1,000
Deferred credits and other liabilities ($33 and $125 attributable to our VIEs)	93	180
Total liabilities	16,312	9,973
Commitments and contingencies (Note 3)
Stockholders’ equity/(deficit)
Common stock: voting, $0.01 par value, 150 and 147 shares issued, respectively	1	1
Treasury stock: 3 and 2 shares, respectively	(29)	(21)
Additional paid-in capital	7,605	8,190
Accumulated deficit	(10,753)	(7,184)
Accumulated other comprehensive income/(loss)	(1)	1
Total Caesars stockholders’ equity/(deficit)	(3,177)	987
Noncontrolling interests	1,759	1,246
Total stockholders’ equity/(deficit)	(1,418)	2,233
Total liabilities and stockholders’ equity/(deficit)	$ 14,894	$ 12,206